Subsequent events (Details) - $ / shares		12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Jan. 01, 2017
Subsequent events
Options granted (in shares)		14,778,000	6,570,000
Exercise price per share		$ 0.2883	$ 0.0713
Contractual term of option granted		8 years 6 months 15 days	8 years 8 months 23 days	9 years 7 months 17 days
RSUs
Subsequent events
Granted (in shares)		570,000
2016 Plan | Subsequent event
Subsequent events
Shares authorized to grant (in shares)					9,112,496
2016 Plan | Subsequent event | RSUs
Subsequent events
Granted (in shares)	2,400,000
Pre-IPO Plans | Subsequent event
Subsequent events
Options granted (in shares)	2,315,000
Exercise price per share	$ 0.57
Contractual term of option granted	10 years